Cover	Jul. 17, 2026
Document Information [Line Items]
Entity Central Index Key	0002086716
Amendment Flag	false
Entity Registrant Name	STANDARD NUCLEAR, INC.
Document Period End Date	Jul. 17, 2026
Document Type	8-K
Entity Address, Address Line One	200 Europia Ave
Entity Address, City or Town	Oak Ridge
Entity Address, State or Province	TN
Entity Address, Postal Zip Code	37830
City Area Code	845
Local Phone Number	258-0016
Entity Emerging Growth Company	true
Entity File Number	1-143400
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	99-3989746
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A Common Stock, par value $0.00001 per share
Trading Symbol	STDN
Security Exchange Name	NYSE
Entity Ex Transition Period	false
Current Fiscal Year End Date	--12-31